Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 15:	SEGMENT REPORTING

The Company’s reporting structure is comprised of the following strategic operating segments: development of pharmaceutical drugs for the treatment of autoimmune diseases and web data collection solutions. The Company believes this structure aligns its external reporting presentation with how it currently manages and views its business internally. The CODM is the Chief Executive Officer of XTL. The CODM uses revenues and expenses to evaluate the performance of each business segment, and then leverages this information to decide where to allocate resources and assess how well each segment is performing financially, considering factors like revenue, and significant expenses specific to that segment.

The following table presents a disaggregation of revenue and other financial information, for the periods indicated:

	Year ended December 31, 2024
	Development of pharmaceutical drugs for the treatment of autoimmune diseases	Web data collection solutions	Total
	U.S. dollars in thousands

Revenues	-	451	451
Cost of service	-	(314)	(314)
Gross profit	-	137	137

Research and development expenses	(16)	(82)	(98)
Sales and Marketing expenses	-	(456)	(456)
General and administrative expenses	(924)	(666)	(1,590)
Intangible assets amortization	-	(165)	(165)

Operating loss	(940)	(1,232)	(2,172)

Change in fair value of financial instruments	-	-	926
Change in fair value of marketable securities	-	-	167
Other finance income	-	-	34
Other finance expenses	-	-	(112)

Finance income, net	-	-	1,015

Income taxes	-	-	130

Total comprehensive loss for the year	-	-	(1,027)

In the years 2023 and 2022 The Company had only one segment - development of pharmaceutical drugs for the treatment of autoimmune diseases.

The Group has disclosed these amounts for each reportable segment because they are either included in the segment measure of profit or loss reviewed by the CODM or otherwise regularly provided to the CODM. The Group applied judgement and considered a number of factors, including the core principle of IFRS8 Operating Segments, to determine the material items of income and expense to disclose for each reportable segment.